Annual Operating Expenses - VIPIndex500Portfolio-InitialServiceService2PRO - VIPIndex500Portfolio-InitialServiceService2PRO - VIP Index 500 Portfolio	Apr. 30, 2025
VIP Index 500 Portfolio - Initial Class
Operating Expenses:
Management fee	0.045%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.045%
Total annual operating expenses	0.09%
VIP Index 500 Portfolio - Service Class
Operating Expenses:
Management fee	0.045%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.045%
Total annual operating expenses	0.19%
VIP Index 500 Portfolio - Service Class 2
Operating Expenses:
Management fee	0.045%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.045%
Total annual operating expenses	0.34%